Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

Related party affiliations were attributed to transactions conducted between the Company and the shareholders, or those business entities partially or wholly owned by Company’s officers or shareholders. The related party balance as of December 31, 2025 and 2024 and the transactions for the years ended December 31, 2025, 2024 and 2023 are identified as follows:

Related Party Balances:

a)   Due from related parties

The Company periodically loan funds to its related parties for general business purposes. The balance due from related parties is typically interest-free and due upon demand. As of December 31, 2025 and 2024, the Company had the total amounts due from related parties of $424,121 and $40,549, respectively. As of December 31, 2025, the balance primarily consisted of amounts due from Mr. Weilai Zhang, a shareholder of the Company and a former director and Chairman of the Board of Directors of the Company, and his affiliated entities. As of December 31, 2024, the balance primarily consisted of amounts due from the Company’s shareholder and the founder of the VIE, Mr. Daoning Xia (“Mr. Xia”), Ms. Guoping Xia (“Ms. Xia”), the sister of Mr. Xia, and their affiliated entities.”

b) Due to related parties

The amount due to related parties represents the funds provided by companies controlled by Mr. Zhang, Mr. Xia, and Mr. Xiaojun Wang, a director of VIE’s subsidiary, for the Company’s working capital needs and the payable balances for expenses and reimbursement in normal business courses. As of December 31, 2025 and 2024, the Company had total amounts due to related parties of $212,100 and $170,855, respectively.

Related Party Transactions:

During the years ended December 31, 2025 and 2024 and 2023, the Company provided entrusted recruitment services to a related party company that is controlled by Mr. Xia and generated service revenue of nil, nil and $181,408, respectively.

During the year ended December 31, 2025, the Company provided entrust recruitment services to Jian Huixin Human Resources Co., Ltd, which is the same legal entity as Ji’an GWY, and generated service revenue of $36,913.

During the years ended December 31, 2025, 2024 and 2023, the Company entered several operating lease agreements with companies controlled by Mr. Xia, pursuant to which the rental expenses were $35,732, nil and $143,832, respectively.

On July 1, 2024, the related party, Dongguan Massachusetts Industrial Park Investment Co., Ltd., provided the Company with the rent-free use of Rooms 301 and 302, located on the 3rd floor of Building A, No. 33 Pingshan Industrial Avenue, Tangxia Town, Dongguan City. The usage period is from July 1, 2024 to June 30, 2026. The ultimate controlling party of Dongguan Massachusetts Industrial Park Investment Co., Ltd. is Guoping Xia (“Ms. Xia”). Related parties have provided guarantees for the Company’s bank borrowing. Details are disclosed in Note 11.